Document and Entity Information	Mar. 12, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	OCCIDENTAL PETROLEUM CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9210
Entity Tax Identification Number	95-4035997
Entity Address, Address Line One	5 Greenway Plaza, Suite 110
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	713
Local Phone Number	215-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000797468
Title of 12(b) Security	Common Stock, $0.20 par value
Trading Symbol	OXY
Security Exchange Name	NYSE